Environmental, Contingencies And Commitments (Summary Of Changes In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2010 Previously Owned Building Block Chemicals [Member]	Dec. 31, 2009 Previously Owned Building Block Chemicals [Member]
Environment Matters and Other Contingencies [Line Items]
Beginning balance	$ 36.0	$ 38.7		$ 7.6	$ 7.3
Liabilities incurred	0	0
Liabilities settled	(1.0)	(0.1)
Accretion expense	2.6	2.5
Revision in estimated cash flows	(0.1)	(4.2)	[1]
Currency exchange	(0.6)	(0.9)
Ending balance	36.9	36.0		7.6	7.3
Reversals related to sales of facilities		$ 3.8

[1]	Includes reversals of $3.8 related to sales of facilities.